Income taxes (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income before provision of income tax	¥ 764,259	$ 111,156	¥ 668,024	¥ 396,159
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax computed at statutory tax rate	¥ 191,065	$ 27,790	¥ 167,006	¥ 99,039
Research and development super-deduction	(16,254)	(2,364)	(11,912)	(5,034)
Non-deductible expenses	29,918	4,351	1,499	942
Changes in valuation allowance	(45,098)	(6,560)	36,610	10,183
Income tax expenses	¥ 159,629	$ 23,217	¥ 193,203	¥ 105,130